Prepaid and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Prepaid and Other Current Assets [Abstract]
Schedule of Prepaid and Other Current Assets
	June 30,	December 31,
	2023	2022
Prepaid insurance	$213,045	$624,033
Other prepaid expense	109,879	55,356
Security deposit	133,010	122,570
	$455,934	$801,959